Note 13 - Common Stock, Additional Paid-In Capital and Dividends	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
13.	Common Stock, Additional Paid-In Capital and Dividends:

Reverse stock split: On April 21, 2014, the Company effected a 1 for 7 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. Furthermore, on February 22, 2016, the Company effected a 1 for 10 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. All share and per share amounts, as well as warrant shares eligible for purchase under the Company’s warrants, in these financial statements have been retroactively adjusted to reflect these reverse stock splits. As a result of the reverse stock split, the number of outstanding shares as of February 22, 2016 was decreased to 3,433,711 while the par value of the Company’s common shares remained unchanged at $0.01 per share. Share and per share amounts for all periods presented within these consolidated financial statements, including the December 31, 2014 Balance Sheet amounts for common stock and additional paid-in capital, have been retroactively adjusted to reflect the reverse stock split.

Issuance of common stock as per the 2015 stock incentive plan: On April 15, 2015, the Company granted 183,000 shares to a company nominated by Central Mare, Tankers Family Inc., that is affiliated with the family of the Company’s President, Chief Executive Officer, and Director, Evangelos Pistiolis. The shares will vest equally over a period of eight years from the date of grant (see Note 14).

Issuance of common stock for the purchase of newbuilding vessels: On March 19, 2014, pursuant to four separate share purchase agreements, the Company issued 583,321 newly-issued common shares (see Note 4).

Issuance of common stock and warrants as part of the follow-on offering: On June 6, 2014, the Company priced an underwritten public offering of 1,000,000 shares of common stock, and 5,000,000 warrants, at $20.00 per common share and $0.00001 per warrant. The warrants had an exercise price of $25.00 per share, are exercisable immediately, and will expire five years from the date of issuance. At that time, Each warrant granted the warrant holder the option to purchase 0.10 of a common share of the Company, at an exercise price of $25.00 per share, exercisable immediately, at any time within five years from the date of issuance (American style option). The Company granted the underwriters a 45-day option to purchase up to an additional 150,000 common shares and/or 750,000 warrants to cover over-allotments if any, of which the underwriters purchased 330,000 warrants (on June 11, 2014) and 66,000 shares (on June 18, 2014). The gross proceeds from this offering, before deducting the underwriting discount and other offering expenses payable by us, were $21,320, of which $6,477 was allocated to the warrant liability, based on the fair value of the warrants (see Note 19) and the remainder was allocated to equity. As a result of a round-down provision embedded in the warrants, on December 24, 2015 in connection with the Family Trading transaction (see Note 6), the exercise price of the warrants decreased to $2.80 (from $25.00 originally) and the ratio of warrants to warrant shares changed from 0.10 to 0.89 shares per warrant. As a result, the number of warrant shares outstanding as of December 31, 2015 is 4,743,700 (see Note 19), since no warrants were exercised in 2015.

Issuance of warrants as part of the underwriting agreement: On June 6, 2014, the Company entered into an underwriting agreement in connection with the Company’s follow-on offering with AEGIS Capital Corp (“AEGIS”), an unaffiliated party. Pursuant to this agreement the Company granted to AEGIS 300,000 warrants. Each warrant grants AEGIS the option to purchase one tenth of a common share of the Company, has an exercise price of $25.00 (per share), is exercisable at any time (American style option) from June 6, 2015 onwards and will expire five years from the grant date.

Issuance of warrants as part of an agreement for the provision of investor relation services: On June 16, 2014 the Company entered into an agreement for the provision of investor relation services with an unaffiliated party. As part of the consideration for the provision of the above-mentioned services the Company granted the unaffiliated party 80,000 warrants with an exercise price of $25.00 (per share) that expire two years after their issuance. The grant date is deemed to be the date of the agreement and as per the latter the warrants were to be issued in two tranches; 40,000 warrants on September 15, 2014 and 40,000 warrants on March 15, 2015. Each warrant grants the warrant holder the option to purchase one tenth of a common share of the Company at any time within the abovementioned term (American style option). As of December 31, 2015, no warrants were issued to this unaffiliated party.

Warrants:

i). Warrants relating to the follow-on offering

As of the issuance date The fair value of the 5,000,000 warrants issued on June 6, 2014 and the 330,000 warrants issued on June 11, 2014, was estimated at $1.22 per warrant (or $1.55 without accounting for dilution effect), using the Cox, Ross and Rubinstein Binomial methodology. The assumptions used to initially calculate the fair value of the warrants were as follows:

a. Underlying stock price of $20.00 being the follow-on share price on June 6, 2014 for the 5,000,000 warrants and $18.50 being the share price on June 11, 2014 for the 330,000 warrants

b. Exercise price of $25.00 based upon the warrant agreement

c. Volatility of 90.49% based upon historical data

d. Time to expiration of 5 years based upon the warrant agreement

e. Risk-free interest rate based on the treasury securities with a similar term

f. No dividends

The warrants issued in connection with the Company’s follow-on offering provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange of cash. However the warrants provide for a series of round down protection features (see below) that in accordance with ASC 815-40 led to their classification as a liability since the settlement amount of the warrants may not equal the difference between the fair value of a fixed number of the Company shares and a fixed strike price. As a result, the fair value of the warrants is classified as a derivative liability and subsequent changes in fair value are recognized in the consolidated statement of comprehensive income/(loss).

The Company’s valuation has taken into account the round down measures embedded in the warrant agreement. These measures provide for a downward adjustment of the exercise price of each warrant in the following cases:

•	Issuance of common shares: if the Company issues, sells or is deemed to have issued or sold any common shares for a consideration per share less than the exercise price of the warrants then the latter shall be reduced to match the reduced consideration per share.

•	Issuance of options or convertible securities: if the Company issues or sells any options at a strike price that is lower than the exercise price of the warrants then the latter will be reduced to match the strike price of the options. If the Company issues convertibles that end up converting at a price per share that is lower than the exercise price of the warrants then the latter will be reduced to match the conversion price per share.

•	Holder's right of alternative exercise price following issuance of certain options or convertible securities: if the Company issues or sells any options or convertible securities that are convertible into or exchangeable or exercisable for common shares at a price which varies or may vary with the market price of the common shares (Variable Price), the warrant holder shall have the right, but not the obligation, to substitute the Variable Price for the exercise price of the warrants.

•	Other events: if the Company takes any action that results in the dilution of the warrant holder not covered by the abovementioned round down protection measures (including, the granting of stock appreciation rights, phantom stock rights or other rights with equity features), then the Company shall determine and implement an appropriate adjustment in the exercise price so as to protect the rights of the warrant holder.

The effect of the round-down protection measures on the value of the warrants was to increase their value by $0.21 per warrant (or $0.17 accounting for dilution effect).

ii). Warrants granted to the Underwriter

The fair value of the warrants granted on June 6, 2014 (warrants to purchase 30,000 shares) to AEGIS, was estimated at $1.34 per warrant (or $1.36 without accounting for dilution effect), using the Cox, Ross and Rubinstein Binominal methodology. The assumptions used to initially calculate the fair value of the warrants were as follows:

a. Underlying stock price of $20.00 being the share price on June 6, 2014

b. Exercise price of $25.00 based upon the warrant agreement

c. Volatility of 92.82% based upon historical data

d. Time to expiration of 4 years based upon the warrant agreement

e. Risk-free interest rate based on the treasury securities with a similar term

f. No dividends

The warrants issued as part of the underwriting agreement provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange of cash. As a result, these warrants are initially classified in permanent equity at fair value without any subsequent re-measurement.

iii). Warrants relating to the provision of Investor Relation services

The fair value of the warrants granted on June 16, 2014 (warrants to purchase 8,000 shares) to the third party investor relations company, was estimated using the Cox, Ross and Rubinstein Binominal methodology as follows: $0.95 per warrant for the first tranche and $1.05 per warrant for the second tranche. The assumptions used to initially calculate the fair value of the warrants were as follows:

a. Underlying stock price of $21.10 being the share price on June 16, 2014

b. Exercise price of $25.00 based upon the warrant agreement

c. Volatility of 87.55% based upon historical data

d. Time to expiration of 2 years based upon the warrant agreement

e. Risk-free interest rate based on the treasury securities with a similar term

f. No dividends

The warrants granted as part of the consideration for the provision of investor relation services provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange of cash. As a result, these warrants were initially classified in permanent equity at fair value without any subsequent re-measurement.

As of December 31, 2015 the Company has 5,330,000 warrants outstanding relating to the follow-on offering of June 6, 2014, which entitle their holders to purchase 4,743,700 of the Company’s common shares. Additionally the Company has 300,000 warrants outstanding that were initially granted to AEGIS, which entitle their holders to purchase 30,000 of the Company’s common shares. No warrants have been exercised in the year ending December 31, 2015.

Dividends:

No dividends were paid in the years ended December 31, 2013, 2014 and 2015.